Third Quarter Report
January 31, 2023 (Unaudited)
Columbia Corporate Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	81,954
Total Financials		81,954
Total Common Stocks (Cost $1,077,470)		81,954

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	471,000	308,172
Total Convertible Bonds (Cost $449,918)			308,172

Corporate Bonds & Notes 86.5%

Aerospace & Defense 4.2%
BAE Systems PLC(b)
02/15/2031	1.900%	29,890,000	24,287,968
Boeing Co. (The)
03/01/2029	3.200%	10,066,000	9,201,069
05/01/2034	3.600%	7,309,000	6,278,510
08/01/2059	3.950%	9,682,000	7,189,228
Bombardier, Inc.(b)
12/01/2024	7.500%	269,000	274,225
04/15/2027	7.875%	200,000	199,997
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,685,000	8,451,505
Moog, Inc.(b)
12/15/2027	4.250%	139,000	128,923
Raytheon Technologies Corp.
03/15/2032	2.375%	4,340,000	3,650,193
Spirit AeroSystems, Inc.(b)
11/30/2029	9.375%	225,000	244,365
TransDigm, Inc.(b)
03/15/2026	6.250%	5,391,000	5,388,996
TransDigm, Inc.
06/15/2026	6.375%	622,000	614,242
11/15/2027	5.500%	710,000	678,039
05/01/2029	4.875%	664,000	600,523
Total			67,187,783
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
Air Canada(b)
08/15/2026	3.875%	520,000	481,123
American Airlines, Inc.(b)
07/15/2025	11.750%	400,000	445,470
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	2,322,207	2,277,396
04/20/2029	5.750%	179,155	173,437
Delta Air Lines, Inc.
04/19/2028	4.375%	135,000	125,503
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(b)
01/20/2026	5.750%	482,739	461,397
United Airlines, Inc.(b)
04/15/2026	4.375%	219,000	208,032
04/15/2029	4.625%	245,000	223,545
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	1,244,980	1,257,451
Total			5,653,354
Automotive 0.9%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	197,000	185,516
Clarios Global LP(b)
05/15/2025	6.750%	80,000	80,506
Ford Motor Co.
02/12/2032	3.250%	2,908,000	2,309,202
12/08/2046	5.291%	2,000,000	1,657,047
Ford Motor Credit Co. LLC
09/08/2024	3.664%	1,168,000	1,127,267
06/16/2025	5.125%	256,000	250,891
08/04/2025	4.134%	1,500,000	1,432,676
11/13/2025	3.375%	1,251,000	1,165,176
08/17/2027	4.125%	554,000	510,453
02/10/2029	2.900%	1,642,000	1,370,761
11/13/2030	4.000%	214,000	186,824
General Motors Co.
04/01/2048	5.400%	2,835,000	2,506,344
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	223,000	196,664
IAA Spinco, Inc.(b)
06/15/2027	5.500%	910,000	913,124
Jaguar Land Rover Automotive PLC(b)
07/15/2029	5.500%	312,000	243,533
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	128,000	125,806
2	Columbia Corporate Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(b)
05/15/2026	6.250%	60,000	59,648
05/15/2027	8.500%	503,000	501,494
Total			14,822,932
Banking 16.8%
Bank of America Corp.(c)
10/22/2030	2.884%	9,530,000	8,352,559
07/23/2031	1.898%	19,015,000	15,375,474
10/24/2031	1.922%	34,690,000	27,879,080
02/04/2033	2.972%	11,010,000	9,389,907
Subordinated
09/21/2036	2.482%	7,200,000	5,611,274
Citigroup, Inc.(c)
06/03/2031	2.572%	12,483,000	10,582,590
01/25/2033	3.057%	19,390,000	16,616,872
Goldman Sachs Group, Inc. (The)(c)
07/21/2032	2.383%	14,875,000	12,184,094
10/21/2032	2.650%	27,062,000	22,472,421
HSBC Holdings PLC(c)
05/24/2032	2.804%	11,366,000	9,370,313
11/22/2032	2.871%	19,440,000	15,994,224
JPMorgan Chase & Co.(c)
10/15/2030	2.739%	18,187,000	15,891,616
11/19/2031	1.764%	3,635,000	2,894,773
04/22/2032	2.580%	22,216,000	18,715,549
11/08/2032	2.545%	20,138,000	16,724,205
Morgan Stanley(c)
07/21/2032	2.239%	13,464,000	10,928,615
10/20/2032	2.511%	5,837,000	4,822,855
Subordinated
09/16/2036	2.484%	2,024,000	1,566,447
Washington Mutual Bank(d),(e),(f)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(c)
10/30/2030	2.879%	13,846,000	12,249,051
02/11/2031	2.572%	37,514,000	32,394,368
Total			270,025,812
Brokerage/Asset Managers/Exchanges 0.3%
AG TTMT Escrow Issuer LLC(b)
09/30/2027	8.625%	448,000	462,011
Hightower Holding LLC(b)
04/15/2029	6.750%	455,000	392,202
NFP Corp(b)
10/01/2030	7.500%	2,497,000	2,382,974
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp.(b)
08/15/2028	4.875%	492,000	430,226
08/15/2028	6.875%	1,340,000	1,160,296
Total			4,827,709
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(b)
01/15/2028	4.000%	455,000	415,367
Beacon Roofing Supply, Inc.(b)
11/15/2026	4.500%	550,000	524,136
Interface, Inc.(b)
12/01/2028	5.500%	210,000	176,403
James Hardie International Finance DAC(b)
01/15/2028	5.000%	572,000	546,575
SRS Distribution, Inc.(b)
07/01/2028	4.625%	551,000	506,589
07/01/2029	6.125%	439,000	377,490
12/01/2029	6.000%	488,000	417,307
White Cap Buyer LLC(b)
10/15/2028	6.875%	567,000	519,191
Total			3,483,058
Cable and Satellite 2.6%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	324,000	308,743
03/01/2030	4.750%	1,263,000	1,104,438
02/01/2031	4.250%	1,353,000	1,126,900
02/01/2032	4.750%	531,000	451,222
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	381,000	315,521
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	19,808,000	16,883,937
12/01/2061	4.400%	2,768,000	1,932,573
06/30/2062	3.950%	628,000	403,385
04/01/2063	5.500%	1,233,000	1,024,980
Comcast Corp.
11/01/2056	2.937%	4,717,000	3,222,306
CSC Holdings LLC(b)
01/15/2030	5.750%	664,000	418,723
12/01/2030	4.125%	1,316,000	966,083
02/15/2031	3.375%	504,000	351,548
DIRECTV Holdings LLC/Financing Co., Inc.(b)
08/15/2027	5.875%	298,000	269,917
DISH DBS Corp.
07/01/2026	7.750%	1,153,000	935,344
06/01/2029	5.125%	833,000	529,743
DISH Network Corp.(b)
11/15/2027	11.750%	996,000	1,032,964

Columbia Corporate Income Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	1,691,975
Radiate Holdco LLC/Finance, Inc.(b)
09/15/2026	4.500%	346,000	265,030
09/15/2028	6.500%	1,027,000	534,548
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,933,000	1,742,713
07/15/2028	4.000%	1,000,000	888,934
07/01/2030	4.125%	461,000	395,064
Videotron Ltd.(b)
06/15/2029	3.625%	255,000	222,764
Virgin Media Finance PLC(b)
07/15/2030	5.000%	1,806,000	1,516,708
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	168,000	155,674
VZ Secured Financing BV(b)
01/15/2032	5.000%	990,000	847,790
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	509,000	420,607
Ziggo Bond Finance BV(b)
01/15/2027	6.000%	501,000	474,126
Ziggo BV(b)
01/15/2030	4.875%	1,000,000	872,350
Total			41,306,610
Chemicals 0.7%
Ashland LLC(b)
09/01/2031	3.375%	1,000,000	829,966
Avient Corp.(b)
08/01/2030	7.125%	428,000	433,029
Axalta Coating Systems LLC(b)
02/15/2029	3.375%	650,000	558,857
Axalta Coating Systems LLC/Dutch Holding B BV(b)
06/15/2027	4.750%	265,000	250,351
Cheever Escrow Issuer LLC(b)
10/01/2027	7.125%	554,000	542,515
Element Solutions, Inc.(b)
09/01/2028	3.875%	533,000	471,355
HB Fuller Co.
10/15/2028	4.250%	818,000	724,245
Herens Holdco Sarl(b)
05/15/2028	4.750%	369,000	302,956
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	355,000	317,778
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	401,000	395,775
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iris Holdings, Inc.(b),(g)
02/15/2026	8.750%	245,000	213,441
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	432,000	361,139
10/01/2029	6.250%	348,000	288,723
SPCM SA(b)
03/15/2027	3.125%	46,000	40,557
Unifrax Escrow Issuer Corp.(b)
09/30/2028	5.250%	219,000	187,032
09/30/2029	7.500%	123,000	89,022
WR Grace Holdings LLC(b)
06/15/2027	4.875%	4,348,000	4,056,736
08/15/2029	5.625%	675,000	562,252
Total			10,625,729
Construction Machinery 2.0%
Caterpillar Financial Services Corp.
01/06/2026	4.800%	15,400,000	15,607,787
H&E Equipment Services, Inc.(b)
12/15/2028	3.875%	895,000	789,354
John Deere Capital Corp.
01/09/2026	4.800%	15,400,000	15,597,298
Ritchie Bros. Auctioneers, Inc.(b)
01/15/2025	5.375%	66,000	65,510
United Rentals North America, Inc.
05/15/2027	5.500%	49,000	48,701
02/15/2031	3.875%	181,000	160,244
01/15/2032	3.750%	211,000	182,447
Total			32,451,341
Consumer Cyclical Services 0.2%
APX Group, Inc.(b)
07/15/2029	5.750%	68,000	58,892
Arches Buyer, Inc.(b)
12/01/2028	6.125%	612,000	515,660
Match Group, Inc.(b)
06/01/2028	4.625%	174,000	159,978
Staples, Inc.(b)
04/15/2026	7.500%	338,000	300,078
Uber Technologies, Inc.(b)
05/15/2025	7.500%	778,000	789,809
01/15/2028	6.250%	257,000	251,574
08/15/2029	4.500%	1,635,000	1,457,991
Total			3,533,982
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(b)
07/15/2025	6.750%	962,000	872,791

4	Columbia Corporate Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(b)
04/01/2026	3.375%	171,000	159,956
04/01/2029	3.750%	532,000	477,847
Mattel, Inc.
11/01/2041	5.450%	54,000	46,435
Newell Brands, Inc.
06/01/2025	4.875%	92,000	89,894
09/15/2027	6.375%	169,000	169,913
09/15/2029	6.625%	240,000	243,305
Prestige Brands, Inc.(b)
01/15/2028	5.125%	509,000	488,470
04/01/2031	3.750%	237,000	201,072
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	215,000	174,606
Spectrum Brands, Inc.
07/15/2025	5.750%	209,000	207,427
Spectrum Brands, Inc.(b)
10/01/2029	5.000%	492,000	435,233
07/15/2030	5.500%	36,000	32,652
Tempur Sealy International, Inc.(b)
10/15/2031	3.875%	303,000	249,963
Total			3,849,564
Diversified Manufacturing 1.8%
BWX Technologies, Inc.(b)
06/30/2028	4.125%	231,000	209,456
Carrier Global Corp.
02/15/2030	2.722%	27,543,000	24,073,028
Chart Industries, Inc.(b)
01/01/2030	7.500%	282,000	288,068
01/01/2031	9.500%	97,000	101,236
Gates Global LLC/Co.(b)
01/15/2026	6.250%	807,000	795,009
Madison IAQ LLC(b)
06/30/2028	4.125%	600,000	528,394
06/30/2029	5.875%	538,000	432,250
Resideo Funding, Inc.(b)
09/01/2029	4.000%	422,000	347,116
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	526,000	486,024
WESCO Distribution, Inc.(b)
06/15/2025	7.125%	302,000	306,804
06/15/2028	7.250%	603,000	620,193
Total			28,187,578
Electric 11.0%
AEP Texas, Inc.
01/15/2050	3.450%	14,242,000	11,000,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AES Corp. (The)
01/15/2031	2.450%	6,605,000	5,465,558
American Electric Power Co., Inc.
11/01/2032	5.950%	3,021,000	3,249,490
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	6,334,000	5,409,689
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,391,897
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,709,000	1,611,419
02/15/2031	3.750%	1,052,000	890,001
01/15/2032	3.750%	215,000	177,556
CMS Energy Corp.
11/15/2025	3.600%	8,564,000	8,237,096
Commonwealth Edison Co.
02/01/2053	5.300%	3,687,000	3,933,909
Dominion Energy, Inc.
08/15/2052	4.850%	3,710,000	3,493,440
DTE Energy Co.
11/01/2024	4.220%	11,569,000	11,435,643
06/15/2029	3.400%	8,476,000	7,773,579
Duke Energy Corp.
06/15/2031	2.550%	11,525,000	9,782,240
08/15/2052	5.000%	8,650,000	8,267,044
Emera US Finance LP
06/15/2046	4.750%	7,153,000	5,987,998
Eversource Energy
10/01/2024	2.900%	5,000,000	4,865,819
08/15/2030	1.650%	24,816,000	19,943,877
Exelon Corp.
03/15/2032	3.350%	10,315,000	9,314,516
Georgia Power Co.
03/15/2042	4.300%	5,890,000	5,313,105
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%	1,783,000	1,509,879
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	115,022
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	425,000	400,350
NRG Energy, Inc.
01/15/2028	5.750%	7,000	6,685
NRG Energy, Inc.(b)
06/15/2029	5.250%	2,298,000	2,074,751
02/15/2032	3.875%	549,000	427,586
Pacific Gas and Electric Co.
07/01/2050	4.950%	11,235,000	9,379,324

Columbia Corporate Income Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.
07/01/2030	5.250%	398,000	366,740
Southern California Edison Co.
04/01/2047	4.000%	1,665,000	1,397,240
Vistra Operations Co. LLC(b)
09/01/2026	5.500%	159,000	154,899
02/15/2027	5.625%	408,000	395,362
07/31/2027	5.000%	252,000	237,032
05/01/2029	4.375%	310,000	272,866
WEC Energy Group, Inc.
10/01/2027	5.150%	7,652,000	7,829,050
10/15/2027	1.375%	7,695,000	6,708,631
01/15/2028	4.750%	11,138,000	11,198,077
Xcel Energy, Inc.
11/15/2031	2.350%	5,588,000	4,639,550
Total			176,657,652
Environmental 0.6%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	90,000	91,681
GFL Environmental, Inc.(b)
06/01/2025	4.250%	95,000	91,956
08/01/2025	3.750%	7,660,000	7,284,587
12/15/2026	5.125%	364,000	354,206
08/01/2028	4.000%	320,000	284,059
06/15/2029	4.750%	509,000	460,071
Waste Pro USA, Inc.(b)
02/15/2026	5.500%	941,000	875,225
Total			9,441,785
Finance Companies 0.3%
Navient Corp.
10/25/2024	5.875%	111,000	109,772
06/15/2026	6.750%	475,000	469,243
OneMain Finance Corp.
09/15/2030	4.000%	35,000	27,897
Provident Funding Associates LP/Finance Corp.(b)
06/15/2025	6.375%	325,000	304,607
Quicken Loans LLC/Co-Issuer, Inc.(b)
03/01/2029	3.625%	321,000	270,857
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2033	4.000%	3,812,000	3,022,309
Springleaf Finance Corp.
03/15/2024	6.125%	585,000	580,242
Total			4,784,927
Food and Beverage 2.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	11,955,000	11,853,742
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(b)
05/15/2038	5.150%	3,790,000	3,724,542
05/15/2048	5.300%	10,923,000	10,765,882
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	552,000	549,368
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	2,056,000	1,931,615
JBS USA LUX SA/Food Co./Finance, Inc.(b)
12/01/2031	3.750%	248,000	210,304
Kraft Heinz Foods Co.
06/01/2046	4.375%	2,601,000	2,272,832
Lamb Weston Holdings, Inc.(b)
01/31/2032	4.375%	463,000	414,333
Mondelez International, Inc.
03/17/2027	2.625%	7,780,000	7,242,807
Pilgrim’s Pride Corp.(b)
09/30/2027	5.875%	261,000	258,874
04/15/2031	4.250%	1,905,000	1,652,519
03/01/2032	3.500%	1,246,000	1,014,196
Post Holdings, Inc.(b)
03/01/2027	5.750%	910,000	897,297
04/15/2030	4.625%	736,000	647,701
09/15/2031	4.500%	523,000	451,077
Primo Water Holdings, Inc.(b)
04/30/2029	4.375%	309,000	269,976
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	418,000	354,692
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	510,000	404,531
US Foods, Inc.(b)
02/15/2029	4.750%	523,000	479,307
06/01/2030	4.625%	354,000	318,725
Total			45,714,320
Gaming 0.6%
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	194,949
Boyd Gaming Corp.(b)
06/15/2031	4.750%	503,000	451,776
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,543,000	1,318,126
Caesars Entertainment, Inc.(b),(h)
02/15/2030	7.000%	913,000	930,367
Colt Merger Sub, Inc.(b)
07/01/2025	5.750%	664,000	664,397
07/01/2025	6.250%	625,000	622,660
07/01/2027	8.125%	56,000	56,840

6	Columbia Corporate Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(b)
04/15/2026	4.125%	2,003,000	1,906,409
MGM Resorts International
05/01/2025	6.750%	1,375,000	1,383,717
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	414,000	366,053
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	242,000	200,079
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	719,000	641,023
Scientific Games International, Inc.(b)
07/01/2025	8.625%	104,000	106,659
11/15/2029	7.250%	579,000	580,138
Wynn Resorts Finance LLC/Capital Corp.(b)
04/15/2025	7.750%	94,000	94,319
10/01/2029	5.125%	126,000	112,428
Total			9,629,940
Health Care 3.0%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	1,258,000	1,211,321
04/15/2029	5.000%	109,000	101,954
AdaptHealth LLC(b)
08/01/2029	4.625%	235,000	204,462
03/01/2030	5.125%	749,000	667,194
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	861,436
11/01/2029	3.875%	941,000	832,044
Catalent Pharma Solutions, Inc.(b)
04/01/2030	3.500%	288,000	237,952
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	148,000	132,106
03/15/2031	4.000%	194,000	171,533
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	459,000	290,157
05/15/2030	5.250%	1,288,000	1,038,105
02/15/2031	4.750%	244,000	187,456
CVS Health Corp.
03/25/2048	5.050%	8,989,000	8,541,642
Encompass Health Corp.
02/01/2028	4.500%	1,000,000	933,703
GE Healthcare Holding LLC(b)
11/15/2027	5.650%	15,305,000	15,846,280
HCA, Inc.(b)
03/15/2052	4.625%	13,111,000	11,064,371
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	183,009
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%	100,000	85,564
10/01/2029	5.250%	605,000	507,730
Select Medical Corp.(b)
08/15/2026	6.250%	1,121,000	1,094,734
Tenet Healthcare Corp.
01/01/2026	4.875%	405,000	394,377
11/01/2027	5.125%	1,793,000	1,725,984
10/01/2028	6.125%	721,000	671,473
01/15/2030	4.375%	465,000	413,852
Tenet Healthcare Corp.(b)
02/01/2027	6.250%	394,000	385,135
Total			47,783,574
Healthcare Insurance 3.0%
Aetna, Inc.
11/15/2042	4.125%	2,686,000	2,330,529
Centene Corp.
02/15/2030	3.375%	7,594,000	6,687,156
10/15/2030	3.000%	2,046,000	1,748,921
03/01/2031	2.500%	11,897,000	9,736,751
UnitedHealth Group, Inc.
02/15/2030	5.300%	25,870,000	27,157,881
Total			47,661,238
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	330,000	331,526
Meritage Homes Corp.(b)
04/15/2029	3.875%	423,000	374,775
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	152,281
04/01/2029	4.750%	65,000	56,661
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	187,288
08/01/2030	5.125%	355,000	324,504
Total			1,427,035
Independent Energy 1.0%
Apache Corp.
02/01/2042	5.250%	748,000	628,590
04/15/2043	4.750%	403,000	319,001
Callon Petroleum Co.
07/01/2026	6.375%	922,000	891,844
Callon Petroleum Co.(b)
08/01/2028	8.000%	191,000	190,832
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	4,721,486

Columbia Corporate Income Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centennial Resource Production LLC(b)
04/01/2027	6.875%	114,000	111,782
CNX Resources Corp.(b)
03/14/2027	7.250%	57,000	56,744
01/15/2029	6.000%	519,000	479,640
01/15/2031	7.375%	200,000	194,842
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	705,000	662,232
Comstock Resources, Inc.(b)
03/01/2029	6.750%	235,000	216,511
01/15/2030	5.875%	174,000	150,153
CrownRock LP/Finance, Inc.(b)
10/15/2025	5.625%	219,000	214,215
05/01/2029	5.000%	153,000	141,315
Endeavor Energy Resources LP/Finance, Inc.(b)
01/30/2028	5.750%	158,000	156,060
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	731,000	680,040
04/15/2030	6.000%	226,000	211,503
02/01/2031	6.000%	300,000	276,211
04/15/2032	6.250%	353,000	326,029
Matador Resources Co.
09/15/2026	5.875%	520,000	511,830
Occidental Petroleum Corp.
09/01/2030	6.625%	593,000	630,094
01/01/2031	6.125%	1,173,000	1,226,247
09/15/2036	6.450%	208,000	218,852
08/15/2039	4.300%	1,250,000	1,023,613
03/15/2046	6.600%	1,048,000	1,116,145
Southwestern Energy Co.
02/01/2029	5.375%	227,000	213,408
02/01/2032	4.750%	1,134,000	999,551
Total			16,568,770
Integrated Energy 0.3%
BP Capital Markets America, Inc.
03/17/2052	3.001%	755,000	544,068
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	4,500,131
Total			5,044,199
Leisure 0.5%
Carnival Corp.(b)
03/01/2027	5.750%	1,309,000	1,086,163
08/01/2028	4.000%	740,000	637,900
05/01/2029	6.000%	572,000	451,880
Carnival Holdings Bermuda Ltd.(b)
05/01/2028	10.375%	354,000	382,241
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(b)
05/01/2025	5.500%	300,000	297,929
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	472,000	460,474
Cinemark USA, Inc.(b)
05/01/2025	8.750%	121,000	123,847
03/15/2026	5.875%	701,000	630,007
07/15/2028	5.250%	225,000	184,511
Live Nation Entertainment, Inc.(b)
05/15/2027	6.500%	258,000	259,436
10/15/2027	4.750%	398,000	368,130
NCL Corp., Ltd.(b)
02/15/2029	7.750%	112,000	96,229
Royal Caribbean Cruises Ltd.(b)
07/01/2026	4.250%	292,000	253,245
08/31/2026	5.500%	426,000	381,082
07/15/2027	5.375%	226,000	196,367
08/15/2027	11.625%	605,000	642,207
04/01/2028	5.500%	388,000	333,781
01/15/2029	8.250%	525,000	548,485
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	368,000	290,122
Total			7,624,036
Life Insurance 7.2%
AIG Global Funding(b)
09/22/2025	0.900%	6,680,000	6,028,459
CoreBridge Financial, Inc.(b)
04/05/2027	3.650%	3,085,000	2,948,379
Five Corners Funding Trust(b)
11/15/2023	4.419%	23,065,000	22,880,050
Guardian Life Global Funding(b)
12/10/2025	0.875%	13,510,000	12,082,072
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	2,780,000	2,316,126
Northwestern Mutual Global Funding(b)
01/14/2026	0.800%	8,667,000	7,767,890
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2059	3.625%	8,678,000	6,532,459
Pacific Life Global Funding II(b)
04/14/2026	1.375%	17,139,000	15,335,523
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	16,812,000	16,374,679

8	Columbia Corporate Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(b)
11/21/2024	2.250%	11,590,000	11,048,724
08/16/2026	1.250%	1,000,000	881,739
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	4,715,000	4,605,394
05/15/2050	3.300%	8,368,000	6,284,729
Voya Financial, Inc.
06/15/2046	4.800%	825,000	722,555
Total			115,808,778
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b)
05/01/2025	5.375%	310,000	308,688
Marriott Ownership Resorts, Inc.(b)
06/15/2029	4.500%	128,000	111,650
Total			420,338
Media and Entertainment 3.0%
Cengage Learning, Inc.(b)
06/15/2024	9.500%	524,000	510,233
Clear Channel International BV(b)
08/01/2025	6.625%	274,000	268,602
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	1,353,000	1,152,323
06/01/2029	7.500%	433,000	352,332
iHeartCommunications, Inc.
05/01/2026	6.375%	261,962	251,184
05/01/2027	8.375%	884,518	792,958
iHeartCommunications, Inc.(b)
08/15/2027	5.250%	102,000	91,447
01/15/2028	4.750%	749,000	640,845
Magallanes, Inc.(b)
03/15/2062	5.391%	29,886,000	24,875,654
Netflix, Inc.
11/15/2028	5.875%	995,000	1,035,948
05/15/2029	6.375%	388,000	416,076
Netflix, Inc.(b)
11/15/2029	5.375%	14,867,000	15,058,662
06/15/2030	4.875%	725,000	717,538
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	216,000	185,893
03/15/2030	4.625%	367,000	315,325
Playtika Holding Corp.(b)
03/15/2029	4.250%	503,000	417,908
Roblox Corp.(b)
05/01/2030	3.875%	537,000	452,573
Scripps Escrow, Inc.(b)
07/15/2027	5.875%	564,000	503,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b)
05/01/2029	4.500%	248,000	213,332
06/30/2030	7.375%	431,000	422,515
Total			48,675,100
Metals and Mining 0.5%
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	111,626
10/01/2031	5.125%	590,000	535,704
Constellium NV(b)
02/15/2026	5.875%	376,000	370,685
Constellium SE(b)
06/15/2028	5.625%	893,000	845,096
04/15/2029	3.750%	491,000	419,615
Hudbay Minerals, Inc.(b)
04/01/2026	4.500%	344,000	316,912
04/01/2029	6.125%	403,000	371,857
Kaiser Aluminum Corp.(b)
03/01/2028	4.625%	91,000	83,133
06/01/2031	4.500%	836,000	707,483
Novelis Corp.(b)
11/15/2026	3.250%	370,000	334,991
01/30/2030	4.750%	3,836,000	3,505,797
08/15/2031	3.875%	367,000	309,349
Total			7,912,248
Midstream 3.5%
CNX Midstream Partners LP(b)
04/15/2030	4.750%	485,000	410,160
DT Midstream, Inc.(b)
06/15/2029	4.125%	318,000	280,454
06/15/2031	4.375%	637,000	556,853
Enterprise Products Operating LLC
03/15/2044	4.850%	1,846,000	1,753,547
01/31/2060	3.950%	4,407,000	3,497,075
EQM Midstream Partners LP
08/01/2024	4.000%	562,000	544,473
07/15/2048	6.500%	230,000	178,376
EQM Midstream Partners LP(b)
07/01/2025	6.000%	212,000	208,794
07/01/2027	6.500%	307,000	300,261
01/15/2029	4.500%	333,000	291,967
01/15/2031	4.750%	1,171,000	991,928
Hess Midstream Operations LP(b)
02/15/2030	4.250%	143,000	125,353
Holly Energy Partners LP/Finance Corp.(b)
04/15/2027	6.375%	274,000	271,397
ITT Holdings LLC(b)
08/01/2029	6.500%	210,000	182,562

Columbia Corporate Income Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	5,396,752
Kinder Morgan, Inc.
02/15/2046	5.050%	1,600,000	1,459,645
08/01/2052	5.450%	5,773,000	5,544,163
MPLX LP
04/15/2048	4.700%	1,199,000	1,035,778
03/14/2052	4.950%	4,687,000	4,152,570
NuStar Logistics LP
10/01/2025	5.750%	182,000	180,079
06/01/2026	6.000%	132,000	129,369
04/28/2027	5.625%	647,000	623,190
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	12,969,000	10,653,989
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	315,848
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	357,000	349,172
03/01/2030	5.500%	869,000	851,526
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	747,000	649,885
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	699,000	623,520
08/15/2031	4.125%	1,016,000	901,474
11/01/2033	3.875%	562,000	473,530
Western Gas Partners LP
03/01/2048	5.300%	1,543,000	1,349,332
08/15/2048	5.500%	3,186,000	2,767,703
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,955,000	2,805,621
Williams Cos, Inc. (The)
08/15/2052	5.300%	6,184,000	5,977,687
Total			55,834,033
Natural Gas 1.3%
NiSource, Inc.
02/15/2031	1.700%	12,615,000	10,033,582
05/15/2047	4.375%	11,881,000	10,689,796
Total			20,723,378
Oil Field Services 0.1%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	220,000	213,949
Nabors Industries, Inc.(b)
05/15/2027	7.375%	213,000	213,277
Transocean Guardian Ltd.(b)
01/15/2024	5.875%	60,378	61,231
Transocean Sentry Ltd.(b)
05/15/2023	5.375%	157,776	157,430
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	695,000	721,237
Total			1,367,124
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	181,195
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.(b)
01/15/2027	3.750%	621,000	547,944
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	558,000	536,960
02/01/2027	4.250%	390,000	343,682
06/15/2029	4.750%	3,536,000	2,938,160
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(b)
10/01/2028	5.875%	384,000	355,288
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
05/15/2029	4.875%	317,000	275,615
RHP Hotel Properties LP/Finance Corp.(b)
02/15/2029	4.500%	216,000	192,384
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	222,000	203,890
09/15/2029	4.000%	275,000	231,010
Service Properties Trust
03/15/2024	4.650%	209,000	204,092
10/01/2024	4.350%	98,000	92,385
12/15/2027	5.500%	129,000	114,367
Total			6,035,777
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
06/15/2027	6.000%	501,000	501,021
09/01/2029	4.000%	769,000	636,781
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
08/15/2026	4.125%	594,000	542,228
Berry Global, Inc.
01/15/2026	1.570%	2,125,000	1,919,291
Canpack SA/US LLC(b)
11/15/2029	3.875%	829,000	688,076
Trivium Packaging Finance BV(b)
08/15/2026	5.500%	178,000	171,021
08/15/2027	8.500%	399,000	384,033
Total			4,842,451
Pharmaceuticals 1.0%
1375209 BC Ltd.(b)
01/30/2028	9.000%	97,000	96,587

10	Columbia Corporate Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AbbVie, Inc.
05/14/2035	4.500%	3,064,000	3,000,078
Amgen, Inc.
03/01/2053	4.875%	11,616,000	11,029,954
Bausch Health Companies, Inc.(b)
02/01/2027	6.125%	486,000	331,346
06/01/2028	4.875%	152,000	97,571
09/30/2028	11.000%	173,000	135,447
10/15/2030	14.000%	34,000	21,872
Endo Dac/Finance LLC/Finco, Inc.(b),(e)
06/30/2028	0.000%	260,000	15,535
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	352,000	306,056
Organon Finance 1 LLC(b)
04/30/2028	4.125%	419,000	380,223
04/30/2031	5.125%	808,000	727,445
Total			16,142,114
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	4.250%	32,000	29,346
10/15/2027	6.750%	834,000	780,982
11/01/2029	5.875%	332,000	289,488
AssuredPartners, Inc.(b)
08/15/2025	7.000%	568,000	560,500
01/15/2029	5.625%	608,000	519,193
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	716,000	632,067
GTCR AP Finance, Inc.(b)
05/15/2027	8.000%	39,000	38,296
HUB International Ltd.(b)
05/01/2026	7.000%	1,250,000	1,243,434
12/01/2029	5.625%	622,000	559,386
Ryan Specialty Group LLC(b)
02/01/2030	4.375%	75,000	67,584
USI, Inc.(b)
05/01/2025	6.875%	321,000	319,420
Total			5,039,696
Railroads 0.6%
Union Pacific Corp.
07/15/2025	3.750%	10,315,000	10,146,052
Restaurants 0.1%
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	605,000	502,201
IRB Holding Corp.(b)
06/15/2025	7.000%	874,000	876,849
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.
04/01/2032	5.375%	558,000	528,619
Total			1,907,669
Retailers 2.4%
Amazon.com, Inc.
12/01/2032	4.700%	16,900,000	17,300,270
Asbury Automotive Group, Inc.(b)
11/15/2029	4.625%	142,000	125,465
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	100,000	87,839
L Brands, Inc.(b)
07/01/2025	9.375%	37,000	39,622
10/01/2030	6.625%	498,000	486,631
L Brands, Inc.
06/15/2029	7.500%	113,000	114,621
11/01/2035	6.875%	227,000	208,312
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	273,000	225,291
Lithia Motors, Inc.(b)
01/15/2031	4.375%	255,000	217,155
Lowe’s Companies, Inc.
04/01/2062	4.450%	9,805,000	8,324,704
09/15/2062	5.800%	9,753,000	10,147,272
PetSmart, Inc./Finance Corp.(b)
02/15/2028	4.750%	423,000	392,283
02/15/2029	7.750%	603,000	594,532
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	257,000	206,468
Total			38,470,465
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	7.500%	147,000	151,252
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	3.250%	223,000	205,927
01/15/2027	4.625%	339,000	321,784
Total			678,963
Technology 6.0%
Black Knight InfoServ LLC(b)
09/01/2028	3.625%	595,000	529,423
Block, Inc.
06/01/2026	2.750%	103,000	93,644
06/01/2031	3.500%	217,000	182,068
Boxer Parent Co., Inc.(b)
10/02/2025	7.125%	82,000	81,461

Columbia Corporate Income Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(b)
11/15/2036	3.187%	14,332,000	10,956,051
Clarivate Science Holdings Corp.(b)
07/01/2028	3.875%	258,000	230,353
07/01/2029	4.875%	695,000	611,186
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	940,000	777,323
Dun & Bradstreet Corp. (The)(b)
12/15/2029	5.000%	197,000	175,697
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	168,880
06/15/2030	5.950%	633,000	608,040
Fidelity National Information Services, Inc.
07/15/2052	5.625%	4,019,000	4,047,584
Gartner, Inc.(b)
07/01/2028	4.500%	2,178,000	2,070,776
06/15/2029	3.625%	195,000	175,067
HealthEquity, Inc.(b)
10/01/2029	4.500%	626,000	560,126
Helios Software Holdings, Inc.(b)
05/01/2028	4.625%	476,000	382,422
Intel Corp.
08/05/2062	5.050%	4,075,000	3,812,751
International Business Machines Corp.(h)
02/06/2028	4.500%	4,313,000	4,320,872
02/06/2053	5.100%	3,090,000	3,084,778
International Business Machines Corp.
05/15/2029	3.500%	12,322,000	11,581,408
ION Trading Technologies Sarl(b)
05/15/2028	5.750%	494,000	423,118
Iron Mountain, Inc.(b)
07/15/2030	5.250%	827,000	748,482
Logan Merger Sub, Inc.(b)
09/01/2027	5.500%	1,368,000	689,106
Microchip Technology, Inc.
02/15/2024	0.972%	8,629,000	8,260,885
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,042,000	859,914
MSCI, Inc.(b)
11/01/2031	3.625%	7,585,000	6,503,744
NCR Corp.(b)
09/01/2027	5.750%	274,000	267,299
10/01/2028	5.000%	424,000	377,154
04/15/2029	5.125%	895,000	778,731
09/01/2029	6.125%	215,000	212,923
10/01/2030	5.250%	220,000	191,029
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	323,000	314,335
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,375,000	1,231,805
05/11/2031	2.500%	15,995,000	13,139,572
01/15/2033	5.000%	2,407,000	2,359,726
Picard Midco, Inc.(b)
03/31/2029	6.500%	586,000	514,181
Sabre GLBL, Inc.(b)
12/15/2027	11.250%	74,000	78,437
Shift4 Payments LLC/Finance Sub, Inc.(b)
11/01/2026	4.625%	912,000	863,663
Tempo Acquisition LLC/Finance Corp.(b)
06/01/2025	5.750%	175,000	176,711
Thomson Reuters Corp.
08/15/2035	5.500%	8,075,000	8,082,781
VeriSign, Inc.
06/15/2031	2.700%	6,364,000	5,474,038
Verscend Escrow Corp.(b)
08/15/2026	9.750%	505,000	507,257
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	441,000	380,412
Total			96,885,213
Tobacco 0.3%
Reynolds American, Inc.
08/15/2035	5.700%	5,325,000	5,095,785
Wireless 2.9%
Altice France Holding SA(b)
05/15/2027	10.500%	329,000	282,382
02/15/2028	6.000%	343,000	231,752
Altice France SA(b)
02/01/2027	8.125%	372,000	348,645
01/15/2028	5.500%	1,647,000	1,367,172
07/15/2029	5.125%	1,059,000	831,691
10/15/2029	5.500%	120,000	94,783
American Tower Corp.
08/15/2029	3.800%	4,746,000	4,435,715
06/15/2030	2.100%	2,850,000	2,338,444
SBA Communications Corp.
02/15/2027	3.875%	277,000	255,888
02/01/2029	3.125%	110,000	93,239
Sprint Capital Corp.
03/15/2032	8.750%	125,000	154,335
Sprint Corp.
06/15/2024	7.125%	316,000	323,062
03/01/2026	7.625%	552,000	583,683

12	Columbia Corporate Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile US, Inc.
02/15/2026	2.250%	1,147,000	1,063,234
02/15/2029	2.625%	20,007,000	17,537,532
02/15/2031	2.875%	3,544,000	3,033,150
04/15/2031	3.500%	13,814,000	12,385,344
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	1,059,000	888,491
07/15/2031	4.750%	849,000	723,773
Total			46,972,315
Wirelines 2.9%
AT&T, Inc.
03/01/2029	4.350%	12,322,000	12,104,146
05/15/2035	4.500%	2,000,000	1,900,443
12/01/2057	3.800%	4,942,000	3,757,378
Front Range BidCo, Inc.(b)
03/01/2027	4.000%	484,000	384,694
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	326,000	337,706
Iliad Holding SAS(b)
10/15/2026	6.500%	915,000	866,056
10/15/2028	7.000%	1,037,000	973,675
Telefonica Emisiones SAU
03/06/2048	4.895%	5,905,000	4,986,637
Verizon Communications, Inc.
03/21/2031	2.550%	25,255,000	21,508,832
Total			46,819,567
Total Corporate Bonds & Notes (Cost $1,530,554,772)			1,388,251,189

Foreign Government Obligations(i) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(b)
06/01/2027	5.250%	251,000	233,264
05/15/2029	4.250%	313,000	268,804
Total			502,068
Total Foreign Government Obligations (Cost $560,363)			502,068

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(j),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	8.500%	384,120	381,377
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	8.320%	332,190	286,870
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	12.320%	78,084	46,850
Total			333,720
Consumer Products 0.1%
SWF Holdings I Corp.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	8.753%	734,450	625,891
Media and Entertainment 0.0%
Cengage Learning, Inc.(j),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	460,488	438,155
Technology 0.1%
Ascend Learning LLC(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	8.070%	408,870	389,257
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	10.320%	246,000	212,701
DCert Buyer, Inc.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	11.696%	357,000	325,763
Epicore Software Corp.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	12.320%	101,000	100,600
UKG, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	8.032%	245,153	240,894

Columbia Corporate Income Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	10.032%	478,000	455,720
Total			1,724,935
Total Senior Loans (Cost $3,805,331)			3,504,078

U.S. Treasury Obligations 7.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/31/2024	4.250%	31,810,000	31,811,242
01/31/2025	4.125%	16,052,000	16,034,443
01/15/2026	3.875%	16,340,000	16,341,277
12/31/2027	3.875%	16,115,000	16,300,071
01/31/2028	3.500%	16,115,000	16,044,497
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2032	2.750%	7,647,100	7,199,028
08/15/2047	2.750%	13,324,700	11,194,830
Total U.S. Treasury Obligations (Cost $115,265,646)			114,925,388

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(l),(m)	93,163,130	93,125,865
Total Money Market Funds (Cost $93,129,267)		93,125,865
Total Investments in Securities (Cost: $1,744,842,767)		1,600,698,714
Other Assets & Liabilities, Net		3,917,263
Net Assets		1,604,615,977

At January 31, 2023, securities and/or cash totaling $3,810,418 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	628	03/2023	USD	81,561,500	2,856,514	—
U.S. Long Bond	273	03/2023	USD	35,455,875	—	(40,089)
U.S. Treasury 2-Year Note	449	03/2023	USD	92,336,149	362,548	—
U.S. Treasury 5-Year Note	1,506	03/2023	USD	164,518,735	1,985,568	—
U.S. Treasury 5-Year Note	127	03/2023	USD	13,873,758	—	(14,588)
U.S. Treasury Ultra Bond	99	03/2023	USD	14,033,250	2,738	—
Total					5,207,368	(54,677)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(2,135)	03/2023	USD	(244,490,859)	—	(3,200,576)
U.S. Treasury Ultra 10-Year Note	(718)	03/2023	USD	(87,023,844)	—	(1,551,523)
Total					—	(4,752,099)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $421,877,453, which represents 26.29% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2023, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(e)	Represents a security in default.
14	Columbia Corporate Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Valuation based on significant unobservable inputs.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at January 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	108,888,867	621,221,353	(636,974,583)	(9,772)	93,125,865	(22,882)	1,578,556	93,163,130
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Corporate Income Fund | Third Quarter Report 2023	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT136_04_N01_(03/23)